UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2012 to November 30, 2012

                Commission File Number of issuing entity:  333-170956-02

Nissan Auto Lease Trust 2011-A
(Exact name of issuing entity as specified in its charter)

                Commission File Number of depositor:  333-170956

Nissan Auto Leasing LLC II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6992693
(I.R.S. Employer Identification No.)

              c/o Wilmington Trust Company, Rodney Square North,
              1100 North Market Street, Wilmington, Delaware
             (Address of principal executive offices of the issuing entity)                                         19890
              (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2a	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2b	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Lease Trust 2011-A are set forth in the attached Monthly Servicer’s Report.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Lease Trust 2011-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2012 to November 30, 2012.  Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Report for the month of November 2012 – Nissan Auto Lease Trust 2011-A.

(b)	Exhibits:	99.1 Monthly Servicer’s Report for the month of November 2012 – Nissan Auto Lease Trust 2011-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO LEASING LLC II (Depositor)
Date: December 21, 2012	/s/ Benjamin N. Miller Benjamin N. Miller, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Report for the month of November 2012 – Nissan Auto Lease Trust 2011-A.